Other Assets, Net - Summary of Analysis of Other Assets (Detail) $ in Thousands, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Current portion:
Advances to suppliers (different from PP&E and inventories)	$ 12,931,247		$ 9,536,654
Prepaid insurance	949,590		683,091
Costs of mobile equipment and computers associated with deferred revenues	599,628		6,182,010
Other	815,728		950,991
Other current assets	15,296,193	$ 777	17,352,746
Non-current portion:
Recoverable taxes	11,514,455		12,249,372
Prepayments for the use of fiber optics	3,985,216		4,361,668
Prepaid expenses and judicial deposits	26,961,930		25,926,436
Total	$ 42,461,601		$ 42,537,476